FAIR VALUE ESTIMATES (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of cash, notes payable and loans
	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value
At June 30, 2021:
Assets
Cash	$38,775			$38,775

Liabilities
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, Net of Discount			$816,532	$816,532
Loan from MAAB			$1,476,664	$1,476,664
CEBA Loan			$49,677	$49,677

At December 31, 2020:
Assets
Cash	$38,517			$38,517

Liabilities
8% Senior Secured Convertible Promissory Note			$688,166	$688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019			$121,691	$121,691
Loan from MAAB			$1,209,350	$1,209,350